UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: Eight Greenwich Office Park

         Greenwich, CT  06831

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203-971-3666

Signature, Place, and Date of Signing:

     Christine Glick     Greenwich, CT     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $95,265 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE COMPUTER INC             COM              037833100    10784   150000 SH       SOLE                   150000        0        0
BLOCKBUSTER INC                CL A             093679108     4143  1104700 SH       SOLE                  1104700        0        0
BRINKS CO                      COM              109696104     9103   190000 SH  PUT  SOLE                   190000        0        0
BRINKS CO                      COM              109696104     9371   195600 SH       SOLE                   195600        0        0
COMCAST CORP NEW               CL A             20030N101    10083   389000 SH       SOLE                   389000        0        0
DORAL FINL CORP                COM              25811P100     7897   745000 SH       SOLE                   745000        0        0
EUROBANCSHARES INC             COM              298716101     1417   100000 SH       SOLE                   100000        0        0
GENCORP INC                    COM              368682100    11905   670700 SH       SOLE                   670700        0        0
TESORO CORP                    COM              881609101     1847    30000 SH  CALL SOLE                    30000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     8172   190000 SH  PUT  SOLE                   190000        0        0
WALGREEN CO                    COM              931422109    11950   270000 SH       SOLE                   270000        0        0
WENDYS INTL INC                COM              950590109     2763    50000 SH  PUT  SOLE                    50000        0        0
WENDYS INTL INC                COM              950590109     5830   105500 SH  PUT  SOLE                   105500        0        0